Share-Based Compensation - Schedule of New Allotments (Details)	12 Months Ended
Dec. 31, 2024 shares
Related Party Transaction [Line Items]
No. of ordinary shares	18,590,000
April 30, 2024 [Member]
Related Party Transaction [Line Items]
Eligible Recipients	Company Employees
Terms of the instrument	Restricted share units
No. of ordinary shares	1,590,000
Vesting Conditions	1/3 after one year from the commencement of employment and the balance in quarterly tranches over 2 years
May 1, 2024 [Member]
Related Party Transaction [Line Items]
Eligible Recipients	Consultant
Terms of the instrument	Stock options
No. of ordinary shares	7,400,000
Vesting Conditions	4 quarterly tranches
June 30, 2024 [Member]
Related Party Transaction [Line Items]
Eligible Recipients	Company Employees
Terms of the instrument	Restricted share units
No. of ordinary shares	7,600,000
Vesting Conditions	1/3 after one year from the commencement of employment and the balance in quarterly tranches over 2 years
August 28, 2024 [Member]
Related Party Transaction [Line Items]
Eligible Recipients	Company Employees
Terms of the instrument	Restricted Share Units
No. of ordinary shares	2,000,000
Vesting Conditions	1/3 after one year from the commencement of employment and the balance in quarterly tranches over 2 years